TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Income tax rate	26.50%	25.00%	25.00%	24.00%
Deferred tax benefit		$ (345)
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards		44,635
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards		864
Expiration dates of operating loss carry forwards		9 to 13 years
European Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards		$ 2,458
Amended Rate Year One [Member]
Income Tax Disclosure [Line Items]
Income tax rate		16.00%
Minimum [Member]
Income Tax Disclosure [Line Items]
Income tax rate		10.00%
Maximum [Member]
Income Tax Disclosure [Line Items]
Income tax rate		25.00%